Schedule of future minimum lease payments (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Right-of-use Assets And Operating Lease Liabilities
2026	$ 319,948
2027	282,228
2028	136,231
Total future minimum lease payments	738,407
Less imputed interest	(29,961)
Lease liabilities	708,446	$ 92,118
Less: current portion	(300,824)	(58,561)
Long-term portion	$ 407,622	$ 33,557